American Beacon Developing World Income Fund

Supplement dated November 12, 2025

to the Prospectus and Summary Prospectus, each dated June 1, 2025,

as previously amended or supplemented

The Board of Trustees of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World Income Fund (the “Fund”) and a new investment advisory agreement among AmBeacon, Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective immediately. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA when net assets of the Fund reach approximately $1.5 billion, but there can be no assurance that such allocation will occur at this net asset level, or that the Fund will reach this net asset level.

Effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

I.	On page 2 of the Prospectus and Summary Prospectus, in the “Fund Summary – American Beacon Developing World Income Fund – Principal Investment Strategies” section, the sixth paragraph is deleted and replaced with the following:

In making investment decisions for the Fund, one of the Fund’s sub-advisors, Global Evolution USA, LLC (“Global Evolution”), employs a top-down investment process that focuses on macroeconomic and political risk, as well as country risk. Another sub-advisor to the Fund, abrdn Investments Limited (“aIL”), employs a bottom-up investment process that applies fundamental research to countries and companies in selecting investments. The third sub-advisor to the Fund, Ninety One North America, Inc. (“Ninety One NA”), employs a combination of top-down and bottom-up investment processes that incorporate macroeconomic and fundamental considerations. The Fund may, at times, invest significantly in issuers located in or economically tied to African countries. However, as the country and geographic allocation of the Fund’s portfolio changes over time, the Fund’s exposure to African countries may be lower at a future date, and the Fund’s exposure to other countries and geographic regions may be higher.

II.	On page 2 of the Prospectus and Summary Prospectus, in the “Fund Summary – American Beacon Developing World Income Fund – Principal Investment Strategies” section, in the seventh paragraph, the following bullet point is inserted after the bullet point that relates to abrdn Investments Limited (“aIL”):

•	Ninety One NA’s structured process embeds ESG risk management in portfolio construction. Ninety One NA utilizes a proprietary analysis with a comprehensive nine factor scoring of ESG trends based on qualitative assessment by regional specialists that is informed by analysis of third-party data, policy analysis and interaction with policy makers. Factors analyzed include climate action, climate risk mitigation, natural capital, built environment, human capital, inclusive development, civil authority, institutional capacity and economic policy. ESG scores feed into all of Ninety One NA’s investment scorecards across sovereign, FX and rates scorecards and are complemented by a political risk score capturing shorter-term governance outlook.

III.	On page 9 of the Prospectus and Summary Prospectus, in the “Fund Summary – American Beacon Developing World Income Fund – Fund Performance” section, the second paragraph is deleted and replaced with the following:

Prior to January 4, 2023, the Fund’s name was the American Beacon Frontier Markets Income Fund. Prior to June 15, 2018, the Fund was known as American Beacon Global Evolution Frontier Markets Income Fund and Global Evolution USA, LLC served as the Fund’s sole sub-advisor. On October 1, 2018, abrdn Investments Limited began managing a portion of the assets of the Fund. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA when net assets of the Fund reach approximately $1.5 billion, but there can be no assurance that such allocation will occur at this net asset level, or that the Fund will reach this net asset level.

IV.	On page 10 of the Prospectus and Summary Prospectus, the sentence under “Fund Summary – American Beacon Developing World Income Fund – Management – Sub-Advisors” is deleted and replaced with the following:

The Fund’s investment sub-advisors are abrdn Investments Limited, Global Evolution USA, LLC, and Ninety One North America, Inc.

V.	On page 10 of the Prospectus and Summary Prospectus, in the “Fund Summary – American Beacon Developing World Income Fund – Portfolio Managers” section, the following is inserted after the information that relates to Global Evolution USA, LLC:

Ninety One North America, Inc.	Antoon de Klerk Co-Head of Emerging Market Sovereign & FX; Portfolio Manager Since November 2025	Thys Louw Portfolio Manager Since November 2025

VI.	On page 12 of the Prospectus, in the “Additional Information About the Fund – Additional Information About the Management of the Fund” section, the second paragraph is deleted in its entirety and replaced with the following:

The assets of the Fund (other than short-term investments) are currently allocated by the Manager among two sub-advisors: abrdn Investments Limited and Global Evolution USA, LLC. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA when net assets of the Fund reach approximately $1.5 billion, but there can be no assurance that such allocation will occur at this net asset level, or that the Fund will reach this net asset level. Each sub-advisor has full discretion to purchase and sell securities for its segment of the Fund’s assets in accordance with the Fund’s objectives, policies, restrictions, and more specific strategies provided by the Manager. The Manager oversees the sub-advisors and the respective allocations but does not reassess individual security selections made by the sub-advisors for their portfolios.

VII.	On page 29 of the Prospectus, under the heading “Fund Management - The Sub-Advisors,” the following is inserted after the information that relates to Global Evolution USA, LLC:

Ninety One North America, Inc.  (“Ninety One NA”) is located at 65 East 55th Street, 30th Floor, New York, NY 10022. Ninety One NA is registered with the SEC as an investment adviser under the Advisers Act. Ninety One NA is a wholly-owned subsidiary of Ninety One International Limited (“Ninety One International”), which is an indirect wholly-owned subsidiary of Ninety One  Plc, a company listed on the London Stock Exchange, with a secondary listing on the Johannesburg Stock Exchange. Ninety One Plc is affiliated with Ninety One Limited (“Ninety One Ltd”), a company listed on the Johannesburg Stock Exchange. Ninety One Ltd is the majority owner of Ninety One Africa (Pty) Ltd, which is the parent of Ninety One SA (Pty) Ltd (“Ninety One Pty”). Ninety One UK Ltd. (“Ninety One UK”) is also an indirect wholly-owned subsidiary of Ninety One Plc. The firm managed approximately $204.8 billion in assets as of September 30, 2025.

Antoon de Klerk is Co-Head of Emerging Market Sovereign & FX within the Emerging Markets Fixed Income team. He is co-portfolio manager for the Emerging Markets Local Currency, the African Fixed Income and Global Frontier Markets strategies and contributes to regional analytical responsibility for Africa and Asia. Mr. de Klerk joined the Investec Group in 2005 as part of the Investec chartered accountant (TOPP) Program. After spending time in accounts and investment banking where he was involved with merger and acquisition advisory work, he joined the firm in 2006. Mr. de Klerk holds a Master’s degree (cum laude) in Economics and an honors degree in Accounting from the University of Stellenbosch and is qualified as a Chartered Accountant (SA, designation currently not held). Mr. de Klerk studied in Germany as part of his post-graduate economic studies.

Thys Louw is on the Emerging Markets Fixed Income team and is co-portfolio manager for the Emerging Markets Hard Currency, Africa Fixed Income and Global Frontier Markets strategies. He contributes to regional analytical research for Africa, as well as Top-Down asset allocation. Prior to joining the Fixed Income team in 2014, Mr. Louw spent two years in roles within the firm’s client service and investment support teams.

Before joining the firm, he spent two years at Anglovaal Industries as an analyst within their corporate finance department. Mr. Louw holds a Bachelor of Commerce (Hons) degree in Investment Management from the University of Pretoria and is a CFA® Charterholder.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Developing World Income Fund

Supplement dated November 12, 2025

to the Statement of Additional Information dated June 1, 2025

The Board of Trustees of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World Income Fund (the “Fund”) and a new investment advisory agreement among AmBeacon, Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective immediately. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA when net assets of the Fund reach approximately $1.5 billion, but there can be no assurance that such allocation will occur at this net asset level, or that the Fund will reach this net asset level.

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information (“SAI”), as applicable:

I.	On page 1 of the SAI, in the “Organization and History of the Fund” section, the second paragraph is deleted and replaced with the following:

Prior to January 4, 2023, the Fund was known as American Beacon Frontier Markets Income Fund. Prior to June 15, 2018, the Fund was known as American Beacon Global Evolution Frontier Markets Income Fund and Global Evolution USA, LLC served as the Fund’s sole sub-advisor. On October 1, 2018, abrdn Investments Limited began managing a portion of the assets of the Fund. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA when net assets of the Fund reach approximately $1.5 billion, but there can be no assurance that such allocation will occur at this net asset level, or that the Fund will reach this net asset level.

II.	On page 41 of the SAI, in the “Investment Sub-Advisory Agreements” section, the following is inserted immediately following the table and accompanying sentence with information relating to Global Evolution USA, LLC:

Ninety One North America, Inc. (“Ninety One NA”)
Controlling Person/Entity	Basis of Control/Status	Nature of Controlling Person/ Entity Business/Business History
Ninety One International Ltd.	Parent Company	Holding Company
Ninety One Global Ltd.	Parent Company of Ninety One International Ltd.	Holding Company
Ninety One Plc	Ultimate Parent Company; Parent Company of Ninety One Global Ltd.	Financial Services

Ninety One North America, Inc. (“Ninety One NA”) is located at 65 East 55th Street, 30th Floor, New York, NY 10022.

III.	On page 41 of the SAI, in the “Investment Sub-Advisory Agreement” section, the following is inserted at the end of the section:

In rendering investment advisory services to the Fund, Ninety One NA may use the resources of one or more foreign (non-U.S.) affiliates that are not registered under the Investment Advisers Act of 1940, as amended (“Ninety One NA’s Foreign Affiliates”), to provide portfolio management, research and trading services to the Fund. Under an agreement (“Participating Affiliate Agreement”), each of Ninety One NA’s Foreign Affiliates are considered “participating affiliates” of Ninety One NA pursuant to applicable guidance from the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each of Ninety One NA’s Foreign Affiliates and any of their respective employees who provide services to the Fund are considered under the Participating Affiliate Agreement to be “supervised persons” of Ninety One NA as that term is defined in the Investment Advisers Act of 1940, as amended.

IV.	On page 45 of the SAI, in the “Portfolio Managers” section, the following is inserted after the information relating to Global Evolution USA, LLC:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Ninety One North America, Inc.*
Antoon de Klerk	1 ($0.2 bil)	7 ($5.7 bil)	6 ($2.4 bil)	0 ($0.0 bil)	0 ($0.0 bil)	0 ($0.0 bil)
Thys Louw	1 ($0.1 bil)	2 ($1.6 bil)	10 ($5.3 bil)	0 ($0.0 bil)	0 ($0.0 bil)	0 ($0.0 bil)

* The information provided is as of September 30, 2025.

V.	On page 45 of the SAI, in the “Portfolio Managers - Conflicts of Interest” section, the following is inserted immediately after the paragraph that relates to Global Evolution USA, LLC:

Ninety One North America, Inc. (“Ninety One NA”) The information regarding potential conflicts of interest was provided by Ninety One NA as of September 30, 2025. The portfolio managers manage accounts other than the Fund and the sub-advisor performs investment management and investment advisory services for various clients, including the Fund, many of whom may have differing investment objectives, guidelines, and restrictions. As a result, the sub-advisor may give advice and take action in the performance of its duties for a particular client that may differ from the advice given, or the timing or nature of action taken, with respect to other clients. It is also possible that in the course of the sub-advisor’s business, investments for the sub-advisor’s clients will overlap with investments for the clients of an affiliate of the sub-advisor and create a possible conflict of interest in connection with an investment opportunity that may be suitable for multiple accounts, but not available in sufficient quantities for all accounts to participate fully. Because the sub-advisor provides services to a number of different clients, potential conflicts of interest may also arise related to the amount of time an individual devotes to managing particular accounts. The sub-advisor may also have an incentive to favor accounts in the allocation of investment opportunities or otherwise treat preferentially those accounts that pay the sub-advisor a performance-related fee, or a higher fee level or greater fees overall.

To address such conflicts, the sub-advisor has established a variety of policies and procedures whose goals are to facilitate the fair allocation of investment opportunities. At all times, the sub-advisor seeks to treat all of its clients in a fair and equitable manner and will act in a manner that the sub-advisor believes to be in the best interests of clients. The sub-advisor seeks to ensure that potential or actual conflicts of interest are appropriately resolved, taking into consideration the overriding best interests of its clients. The portfolio managers manage multiple accounts for the sub-advisor, including the Fund. In addition, they each serve as portfolio manager of certain private investment funds and client accounts that are managed by affiliates of the sub-advisor. As such, each portfolio manager will not devote their full business time to the Fund, but will devote such time as they, in their sole discretion, deem necessary to carry out their role effectively.

Each portfolio manager will make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that they believe is applicable to such accounts. Each portfolio manager may on occasion give advice or take action with respect to certain accounts that differs from the advice given or action taken with respect to other accounts (especially where the investment policies differ). Thus, it is possible that the transactions and portfolio strategies the portfolio managers may use for various accounts may conflict and affect the prices and availability of the securities and other financial instruments in which certain other accounts invest. In circumstances where conflicts occur, the sub-advisor seeks to implement policies to minimize such conflicts and ensure that decisions are made that are fair and equitable to all the accounts involved, in light of the circumstances prevailing at the time and its applicable fiduciary duties.

Potential conflicts of interest may also arise in connection with the knowledge by an employee of either the sub-advisor and/or an affiliate of the sub-advisor about the timing of transactions, investment opportunities, broker selection, portfolio holdings and investments. Such employees who have access to the size and timing of transactions may have information concerning the market impact of transactions. Such employees may be in a position to use this information to their possible advantage or to the possible detriment of a client. The sub-advisor manages these potential conflicts involving employee personal trades by requiring that any personal trade be made in compliance with the sub-advisor’s code of ethics.

VI.	On page 46 of the SAI, in the “Portfolio Managers - Compensation” section, the following is inserted immediately after the paragraph that relates to Global Evolution:

Ninety One NA This information was provided by Ninety One NA as of September 30, 2025. The compensation for the portfolio managers includes fixed pay, pension contribution, employee benefits, and annual discretionary variable compensation which may comprise both cash and deferred elements. Fixed compensation including salaries are reviewed annually and designed to reflect the relative skills and experience of, and contribution made by, each employee. The following qualitative and quantitative factors are considered in determining annual discretionary variable compensation: the profit of the overall firm; multi-year investment and financial performance of specific business units; behavior consistent with the culture and values of the firm; scope of responsibility and individual contribution to the performance of the business; the attitude and behavior of employees towards risk consciousness, internal controls, risk management and regulatory compliance; specific input from risk and compliance functions regarding concerns about the behavior of individual employees; market sector norms and peer group comparisons; and the quality and level of leadership and collaboration, the ability to grow and develop business and client relationships, and the development of self and others.

VII.	On page 47 of the SAI, in the “Portfolio Managers - Ownership of the Funds” section, the following is inserted immediately following the table that relates to Global Evolution USA, LLC:

Name of Investment Advisor and Portfolio Managers	American Beacon Developing World Income Fund
Ninety One North America, Inc.*
Antoon de Klerk	None
Thys Louw	None

* The information provided is as of September 30, 2025.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE